Net financial costs	12 Months Ended
Dec. 31, 2021
Net financial costs

Note	12 | Net financial costs

	Note	12.31.21	12.31.20	12.31.19
Financial income
Financial interest		65	38	113
Other interest	35.a	-	45	5
Total financial income		65	83	118

Financial costs
Commercial interest		(22,232)	(9,031)	(6,139)
Interest and other		(4,688)	(4,783)	(7,704)
Fiscal interest		(4)	(165)	(11)
Bank fees and expenses		(37)	(17)	(35)
Total financial costs		(26,961)	(13,996)	(13,889)

Other financial results
Changes in fair value of financial assets		3,967	1,492	578
Net gain from the cancelattion of Corporate Notes		3	626	939
Exchange differences		(1,602)	(4,458)	(8,561)
Adjustment to present value of receivables		(150)	(195)	(157)
Recovery of provision for credit RDSA	38	580	-	-
Other financial costs (*)		(1,057)	(317)	(35)
Total other financial results		1,741	(2,852)	(7,236)
Total net financial costs		(25,155)	(16,765)	(21,007)

(*)	As of December 31, 2021, includes $ 911 relating to EDELCOS S.A.’s technical assistance (Note 35).